RELATED PARTY DISCLOSURES (Details Narrative) - CAD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
RELATED PARTY DISCLOSURES
Due To Related Parties	$ 68,888	$ 1,800	$ 30,533